Subsequent Events	6 Months Ended
Jun. 30, 2021
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Subsequent Events
Note 11—Subsequent Events
O
n August 25, 2021, the Company announced that the U.S. Food and Drug Administration, or FDA, has approved SKYTROFA (lonapegsomatropin-tcgd) for the treatment of pediatric patients one year and older who weigh at least 11.5 kg (25.4 lb) and have growth failure due to inadequate secretion of endogenous growth hormone (GH). In order to accommodate market demands, the Company has initiated manufacturing of inventories prior to obtaining marketing approval, or pre-launch inventories, for SKYTROFA. However, since pre-launch inventories are not realizable prior to obtaining marketing approval, pre-launch inventories are immediately written down to zero through research and development costs. As a result of the marketing approval received on August 25, 2021, the Company will reverse prior periods’ write-downs of pre-launch inventories through research and development costs, at the lower of cost and net-realizable value. Subsequent to the reporting date, reversal of prior periods’ write-downs is expected to have a positive impact on research and development costs of approximately €
50
 million.
No other events have occurred after the reporting date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.